Investments - Composition of Fair Value of Debt Securities Classified by Rating (Details)	Dec. 31, 2021	Dec. 31, 2020
Investment Holdings [Line Items]
Percent of total debt securities carrying value	100.00%	100.00%
Investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	96.40%	96.90%
Investment grade | AAA
Investment Holdings [Line Items]
Percent of total debt securities carrying value	15.00%	19.30%
Investment grade | AA
Investment Holdings [Line Items]
Percent of total debt securities carrying value	10.00%	8.30%
Investment grade | A
Investment Holdings [Line Items]
Percent of total debt securities carrying value	29.40%	31.10%
Investment grade | BBB
Investment Holdings [Line Items]
Percent of total debt securities carrying value	42.00%	38.20%
Below investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	3.60%	3.10%
Below investment grade | BB
Investment Holdings [Line Items]
Percent of total debt securities carrying value	2.80%	2.40%
Below investment grade | B and below
Investment Holdings [Line Items]
Percent of total debt securities carrying value	0.80%	0.70%